License Agreements - Additional Information (Detail) £ in Thousands, $ in Thousands, $ in Thousands							1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 08, 2023 GBP (£)	Jun. 09, 2023 USD ($)	Sep. 30, 2020 USD ($)	Oct. 02, 2017 USD ($)	Jan. 27, 2016 USD ($)	Jan. 27, 2016 CAD ($) shares	Aug. 31, 2017 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 GBP (£) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	May 19, 2023 USD ($)	Nov. 17, 2016 USD ($)
License Agreement [Line Items]
Collaborative agreement expenses								$ 0	$ 590		$ 1,610		$ 1,970	$ 2,346	$ 1,437
Common stock, issued | shares								44,558,000			44,558,000	44,558,000		43,916,000	43,652,000
Research and development								$ 14,829	15,919		$ 43,310		54,049	$ 72,186	$ 83,114
Preferred stock issued | shares														0	0
Cash payment of closing the transaction																		$ 87,500
Gain loss on recognize assets sales		$ 83,736						83,736			3,764
Sale of Cystinosis Program [Member]
License Agreement [Line Items]
Cash payment of closing the transaction																		$ 87,500
University of Manchester Agreement [Member] | MPSII License Agreement [Member]
License Agreement [Line Items]
Upfront license fee																$ 8,000
Milestone payments payable			$ 80,000							$ 80,000
Milestone payment paid			$ 2,000							2,000
Milestone payment due										$ 4,000
Agreement Expiration Period														15 years
Agreement Expiration Description														upon the later of 15 years from the effective date or the expiration of the last valid claim of the licensed patents
Research and development expense	£ 3,900											£ 9,900		$ 9,900
UHN Agreement [Member]
License Agreement [Line Items]
Research and development expense								25	0		59		106	161	$ 209
Milestone fees								0	0		0		0	0	0
Research and development								0
UHN Agreement [Member] | Fabry License Agreement [Member]
License Agreement [Line Items]
Upfront license fee						$ 75
Milestone payments payable						2,450
Option fee						20
UHN Agreement [Member] | Interleukin 12 License Agreement [Member]
License Agreement [Line Items]
Upfront license fee						264
Milestone payments payable						19,275
Milestone fees								0	0		0		0
Annual maintenance fees						$ 50
Common stock, issued | shares						1,161,665
Fair value of shares issued					$ 480
Payments upon closing of an initial public offering					$ 2,000												$ 2,000
Research and development									39		37		39	39	39
BioMarin Pharmaceutical Inc [Member]
License Agreement [Line Items]
Upfront license fee							$ 500
Preferred stock issued | shares							233,765
Milestone payments											13,000			13,000
Expenses related to license								0	0		0		0	0	0
GenStem Therapeutics Inc [Member]
License Agreement [Line Items]
Upfront license fee				$ 1,000
Milestone payments payable				$ 16,000
Expenses related to license								0	0		0		0
Lund University Rights Holders Agreement [Member]
License Agreement [Line Items]
Milestone payments payable																			$ 550
Expenses related to license								$ 0	$ 0		$ 0		$ 0	$ 0	$ 0